Transfers and Servicing of Financial Assets - Outstanding Loans Sold with Continuing Involvement (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Transfers and Servicing [Abstract]
Total unpaid principal balance	$ 9,682,581,000	$ 7,588,261,000	$ 4,145,339,770	$ 1,316,048,814
Loans 30-89 days delinquent	133,343,000	103,784,000	61,075,698	26,398,700
Loans delinquent 90 or more days or in foreclosure	$ 26,130,000	$ 21,780,000	$ 11,349,867	$ 5,523,749